Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	142,952	151,419
of which encumbered	92,300	90,745
Fair value of collateral received with the right to sell or repledge	359,517	402,793
of which sold or repledged	267,896	292,514
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,447	2,441
Bank
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	137,207	145,598
of which encumbered	92,300	90,745
Fair value of collateral received with the right to sell or repledge	359,508	402,784
of which sold or repledged	267,902	292,531
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,305	2,312